Selected Quarterly Financial Data - Additional Information (Detail) (USD $)	3 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Oct. 29, 2011 Executive compensation [Member]	Feb. 02, 2013 Executive compensation [Member]	Jan. 28, 2012 Executive compensation [Member]	Jan. 29, 2011 Executive compensation [Member]	Feb. 02, 2013 U.S. [Member]	Feb. 02, 2013 Former executives [Member]	Feb. 02, 2013 Former executives [Member]	Feb. 02, 2013 Bonus payments to employees [Member]	Feb. 02, 2013 Bonus payments to employees [Member]	Feb. 02, 2013 Equity grants [Member]	Feb. 02, 2013 Equity grants [Member]	Feb. 02, 2013 Performance-based vesting shares [Member]	Feb. 02, 2013 Performance-based vesting shares [Member]
Schedule Of Quarterly Financial Data [Line Items]
Non-cash compensation charge	$ 3,631,000				$ 387,000	$ 116,183,000	$ 1,557,000	$ 1,119,000										$ 92,000,000	$ 92,000,000	$ 23,100,000	$ 23,100,000
Management fee		7,000,000
Selling, general and administrative expenses	101,366,000				77,365,000	505,485,000	329,506,000	274,836,000						2,200,000	2,200,000	1,300,000	1,300,000
Increased in tariff obligations		3,300,000
Cumulative profitability position						3 years
Net changes in deferred tax assets and liabilities						(6,000)	(11,133,000)	3,467,000					57,200,000
Payment for legal and other professional fees			2,800,000	2,000,000		4,800,000
Capital contribution									$ 6,400,000		$ 6,350,000